21

APPENDIX I.               U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions of end of Form before preparing Form
                      Please print or type.

1. Name and address of issuer:

   The Managers Funds
   40 Richards Ave.
   Norwalk, CT 06854

2. Name of each series or class of funds for which this notice is filed:

    See Attached Listing

3. Investment Company Act File Number: 811-3752

   Securities Act File Number: 2-84012

4. Last day of fiscal year for which this notice is filed:
    December 31, 1996

5. Check box if ,this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                  [  ]

6. Date of termination of issuer's declaration under rule 24f-
   2(a)(1), If applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 In a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

     44,368,255 shares representing $1,062,445,451

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     10,890 shares representing $261,033

9.Number and aggregate sale price of securities sold during the fiscal year:

     12,977,435 shares representing $490,312,591

                               22

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

       0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7)



12. Calculation of registration fee.

  (i)  Aggregate sale price of securities sold during the fiscal
     $0
    year in reliance an rule 24f-2 (from Item 10):
  ------------------
  (ii)      Aggregate price of shares issued in connection with

     +

    dividend reinvestment plans (from Item 11. if applicable):
  ------------------

  (iii)     Aggregate price of shares redeemed or repurchased
     during                            -
    the fiscal year (it applicable):
  ------------------

  (iv)      Aggregate price of shares redeemed or repurchased and
    previously applied as a reduction to filing fees pursuant to
  +
     rule 24e-2 (if applicable):
  -------------------

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus
     line                                           0
    (ii), less line (iii), plus line (iv)] (if applicable):
     --------------------

  (vi) Multiplier prescribed by Section 6(b) of the Secuftes Act of 1933 or other applicable law or regulation (see
     X
    instruction C-6):
     ---------------------

  (vii)Fee due [line (i) or line (v) multiplied by line (vi)]
     0

  ---------------------

  ---------------------
  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only
         if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depositary as described in section 3a of the Commission's Rules of
  Informal and Other Procedures (17 CFR 202.3a).


[  ]

  Date of mailing or wire transfer of filing fees to the
  Commission's
  lockbox depositary
-----------------------------------------------------------------
------------------------------
                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Donald S. Rumery
                                                -----------------
         ----------
                 Donald S. Rumery, Treasurer
                 ------------------------------------
Date May 1, 1997
        ---------------------
*Please print the name and title of the signing officer below the signature.

The Managers Funds:
--------------------------
Managers Capital Appreciation Fund
Managers Special Equity Fund
Managers Income Equity Fund
Managers International Equity Fund
Managers Bond Fund
Manages Short Government
Managers Short & Intermediate Bond Fund
Managers Intermediate Mortgage Fund
Managers Global Bond Fund